Accounting policies - Tangible assets - Property, plant and equipment for own use (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	2.40%
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	8.30%
Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	8.30%
Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	23.00%